Assets held for sale (Details)	1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 31, 2025 USD ($) miner	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) miner	Dec. 31, 2024 USD ($) miner	Dec. 31, 2024 USD ($) miner	Mar. 31, 2025 USD ($) miner	Feb. 01, 2025 USD ($) miner	Jun. 30, 2024 USD ($)
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance						$ 441,371,000	$ 441,371,000
Mining hardware sold during the period							(25,130,000)
Impairment							(6,942,000)
Foreign currency translation difference							18,533,000
Property, plant and equipment, ending balance				$ 1,575,107,000			1,575,107,000
Number of miners | miner								6,040
Assets held for sale				$ 1,310,000			1,310,000	$ 1,310,000	$ 0
Mining Assets, S19jPro
Changes in property, plant and equipment [abstract]
Number of miners | miner					54,080	54,080
Assets held for sale	$ 1,502,000				$ 13,278,000	$ 13,278,000
S19jPros sold during the period			41,740
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 8,129,000
S19jPros remaining as held for sale as at period end			12,300
Number of miners classified as held for sale | miner	6,300
Mining Assets, Bitmain T21 Miners
Changes in property, plant and equipment [abstract]
Mining hardware sold during the period							$ (24,284,000)
Number of miners | miner				4,150			4,150
Assets held for sale				$ 9,944,000			$ 9,944,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				11,036,000
Gains on disposals of property, plant and equipment				1,092,000
Assets and liabilities classified as held for sale
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance						0	0
Transfer from property, plant and equipment					23,222,000
Mining hardware sold during the period						(19,575,000)
Impairment				(2,160,000)
Foreign currency translation difference				(177,000)
Property, plant and equipment, ending balance				1,310,000			1,310,000
Assets and liabilities classified as held for sale | Mining Assets, S19jPro
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance						0	0
Transfer from property, plant and equipment		$ 516,000			13,278,000
Mining hardware sold during the period						(9,631,000)
Impairment				(2,160,000)
Foreign currency translation difference				(177,000)
Property, plant and equipment, ending balance				1,310,000			1,310,000
Assets and liabilities classified as held for sale | Mining Assets, Bitmain T21 Miners
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance						0	0
Transfer from property, plant and equipment					$ 9,944,000
Mining hardware sold during the period						$ (9,944,000)
Impairment				0
Foreign currency translation difference				0
Property, plant and equipment, ending balance				$ 0			$ 0